Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2014
Summary of significant accounting policies
Basis of presentation

(1)    Basis of presentation

        The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation and recognition of non-controlling interest

(2)    Principles of consolidation and recognition of non-controlling interest

        The consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries and VIEs. VIEs are consolidated if the Company determines that it is the primary beneficiary. All intercompany transactions are eliminated.

        Net income or losses of the Company's majority-owned subsidiaries and VIEs and amortization expenses of intangible assets arising from related business combinations are attributed to their parents and non-controlling interests based on the proportional economic interests of the respective parents and non-controlling interests in such entities or contractual arrangements that determine the attribution of income or losses. Net income or losses attributable to the non-controlling shareholders are recorded in the Group's Consolidated Statements of Income and Comprehensive Income.

        In 2014, the Company's board of directors approved a restructuring plan of its research and developments ("R&D") teams, under which five new controlled entities ("New Entities") have been formed. The Company holds majority equity interests in each of these five entities. The non-controlling interest of each of these five new entities would be beneficially held by the Company's key R&D employees who are required to work for the New Entities during requisite service periods of two or three years. See Note 18-(4) for more details. Net income or losses of the New Entities would be attributed to non-controlling interests upon the completion of the requisite service periods.

Use of estimates

(3)    Use of estimates

        The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Actual results may differ from those estimates.

        Significant accounting estimates in the Group's consolidated financial statements mainly include the useful life of in-game items, churn rate of the inactive players, useful life of property, equipment and software and intangible assets, fair value of assets and liabilities acquired in asset acquisition and business combinations, assessment for impairment of long-lived assets, intangible assets and goodwill, realization of deferred tax assets, provision for bad debt, share-based compensation expenses, and fair value of the investments made by the venture capital fund ("VC Fund").

Foreign currency translation

(4)    Foreign currency translation

        The Group's reporting currency is Renminbi ("RMB"). The functional currency of Perfect World Co., Ltd., the listing entity incorporated in the Cayman Islands, is United States dollars ("US dollars" or "US$"). The functional currency of the Group's other international subsidiaries is evaluated on a case-by-case basis and is often the local currency. On December 1, 2013, PW Hong Kong changed its functional currency prospectively from RMB to US dollars, to reflect the increased concentration of its activities in US dollars. The change was triggered by the completion of the Group's reorganization of its overseas business structure, and PW Hong Kong became the parent of the Group's overseas subsidiaries in Europe, U.S., Japan and Korea, in addition to its PRC subsidiaries. The change in functional currency of PW Hong Kong has immaterial impact on the Group's consolidated financial statements for the year ended December 31, 2013.

        Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of Others, net in the Consolidated Statements of Income and Comprehensive Income. Total exchange gain were RMB3,334,352, RMB6,677,643 and RMB27,182,781 for the years ended December 31, 2012, 2013 and 2014, respectively.

        The financial statements of the Group's overseas subsidiaries are translated from their functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the People's Bank of China at the balance sheet dates. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the periodic weighted average exchange rates. The resulting foreign currency translation adjustments are recorded as Accumulated other comprehensive income / (loss) in shareholders' equity. Total foreign currency translation adjustment loss were RMB20,112,491, RMB45,993,516 and RMB30,512,381 for the years ended December 31, 2012, 2013 and 2014, respectively.

Convenience translation

(5)    Convenience translation

        Translations of balances in the Consolidated Balance Sheets, Consolidated Statements of Income and Comprehensive Income and Consolidated Statements of Cash Flows from RMB into US$ as of and for the year ended December 31, 2014 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.2046, representing the noon buying rate in The City of New York for cable transfer of RMB as certified for customs purpose by the Federal Reserve Bank of New York on December 31, 2014. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2014, or at any other rate.

Cash and cash equivalents, restricted cash and restricted time deposits

(6)    Cash and cash equivalents, restricted cash and restricted time deposits

        Cash and cash equivalents represent cash on hand, demand deposits and highly-liquid investments placed with banks or other financial institutions, which have original maturities of three months or less.

        Cash and time deposits that are restricted as to withdrawal or use for current operations is classified as restricted cash and time deposits. Cash and time deposits that are restricted as to withdrawal or use for other than current operations is classified as non-current. The Group's restricted cash and time deposits and non current restricted time deposits mainly represents (a) cash and time deposits held in a designated bank account for the sole purpose of guarantees for office rental; and (b) cash and time deposits that are pledged for short-term loans.

Short-term investments

(7)    Short-term investments

        The Group invested in certain financial instruments with a variable interest rate indexed to the performance of underlying assets. These financial instruments had maturity dates within one year and are classified as short-term investments. In addition, short-term investments also comprise of the time deposits placed with banks with original maturities longer than three months but less than one year. These investments were recorded at fair value with the unrealized gains or losses recorded as Accumulated other comprehensive income in shareholders' equity. Realized gains are reflected as a component of interest income.

        The Group assesses whether there are any other-than-temporary impairment to its short-term investments due to declines in fair value or other market conditions. Declines in fair values that are considered other-than-temporary are recorded as an impairment charge in the Consolidated Statements of Income and Comprehensive Income. No impairment charges were recorded for the years ended December 31, 2012, 2013 and 2014.

Fair value of financial instruments

(8)    Fair value of financial instruments

        Financial instruments of the Group primarily comprise cash and cash equivalents, restricted cash and time deposits, short-term investments, accounts receivable, due from related parties, other receivables included in current and non current prepayments and other assets, long-term time deposits, restricted time deposits, accounts payable, short-term bank loans, accrued expenses and other liabilities, equity investment in the VC Fund. The carrying values of the short-term financial instruments approximate their fair value due to the short maturity of those instruments. The carrying value of the long-term time deposits, including interests accrued, approximates their fair value as the agreed interest rates are close to market rate at each period end.

        The Group measures its cash equivalents, short-term investments and time deposits at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

        Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

        Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, directly or indirectly.

        Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Accounts receivable, net

(9)    Accounts receivable, net

        Accounts receivable are recorded net of allowance for bad debts. An allowance for doubtful accounts is provided based on an aging analysis of accounts receivable balances, historical bad debt rates, repayment patterns, customer credit worthiness and industry trend analysis. The Group also makes a specific allowance if there is strong evidence showing that the receivable is likely to be unrecoverable.

Equity investments

(10)    Equity investments

        Equity investments are investments in privately held companies. The Group accounts for an equity investment over which it has significant influence but does not own a majority of the equity interest or lack of control using the equity method. For equity investments which the Group does not have significant influence, the cost method accounting is applied.

        In 2011, the Group entered into a limited partnership agreement to invest in a VC Fund as a limited partner, and the Group accounted for the equity investments in the VC Fund under equity method. In applying the equity method, starting from 2014, the Group retains the industry-specific guidance applied by the VC Fund as an investment company, as a result of which the Group recognizes its share on the changes of the fair values of the VC Fund's investments as "Share of (loss) / income from equity investments" in the Group's Consolidated Statements of Income and Comprehensive Income.

        The Group assesses its equity investments for other-than-temporary impairment by considering factors as well as all relevant and available information including, but not limited to, current economic and market conditions, the operating performance of the invested companies including current earnings trends and other company-specific information such as financing rounds. Impairment charges on equity investments are included in "Share of (loss) / income from equity investments." For the years ended December 31, 2012, 2013 and 2014, Nil, Nil and RMB4,448,952 were recorded as impairment charges, respectively.

Property, equipment and software, net

(11)    Property, equipment and software, net

        Property, equipment and software are stated at cost less accumulated depreciation and impairment. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Estimated useful life
Office building	33 - 45 years
Office furniture	5 years
Computers & office equipment	4 years
Game servers	4 years
Motor vehicle	6 years
Office improvement	20 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the assets
Software	5 years

        Repairs and maintenance costs are expensed as incurred. Gain or loss on the disposal of property and equipment is the difference between the net sale proceeds and the carrying amount of the relevant assets and is recognized in the Consolidated Statements of Income and Comprehensive Income.

Construction in progress

12)    Construction in progress

        Direct costs that are related to the construction of fixed assets and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed asset items and the depreciation of these assets commences when the assets are ready for their intended use.

Intangible assets

(13)    Intangible assets

Copyrights, domain names and game engines

        Copyrights such as intellectual property licensed from third parties to develop online games, domain names and game engines purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the estimated useful economic life of approximately two to twenty years.

Intangible assets arising from assets acquisition and business combinations

        The Group performs valuation of the intangible assets arising from assets acquisition and business combinations to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the assets' estimated economic useful lives as follows:

Estimated useful life
Game engine	5 years
Non-compete agreements	3 - 5 years
Completed game	1.6 - 6 years
Customer relationships	3 - 6.5 years
Trade name, domain name and license acquired from business combinations	Indefinite life

In-process research and development costs

        The accounting treatment for in-process research and developments ("IPR&D") varies based on how they were acquired. IPR&Ds acquired from an asset acquisition are expensed at the acquisition date if it has no alternate future use. For IPR&Ds acquired from a business combination, they were initially measured at fair value using market participant assumptions and were capitalized as indefinite-lived assets until the abandonment or completion of the associated research and development efforts. After initial recognition, those assets shall be considered indefinite-lived and tested for impairment until the associated research and development activities are either completed, at which point a determination of the assets' useful lives and methods of amortization should be made, or are abandoned. Research and development expenditures that are incurred after the acquisition, including those for completing the research and development activities related to the acquired intangible research and development assets, are generally expensed as incurred.

Online game product development costs

        The Group capitalizes the research and development costs qualified for the capitalization as intangible assets and amortized over the estimated life of the corresponding online games, commencing from these games are available for marketing use. See Note 3-(19) for more details regarding online game product development costs.

Impairment of long-lived assets and intangible assets

(14)    Impairment of long-lived assets and intangible assets

        Long-lived assets including intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, or that the useful life is shorter than the Group had originally estimated. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment charge for long-lived assets including certain identifiable intangible assets that management expects to hold and use is based on the amount the carrying value exceeds the fair value of the asset. Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment charge is recognized equal in amount to that excess. The impairment charges of intangible assets recorded in cost of revenues for the years ended December 31, 2012, 2013 and 2014 were amounting to RMB11,201,856, Nil and RMB6,185,698, respectively. The impairment charges of intangible assets recorded in general and administrative expenses for the years ended December 31, 2012, 2013 and 2014 were amounting to RMB1,649,923, RMB4,972,726 and RMB23,279,508, respectively. The impairment charges of intangible assets recorded in research and development expenses for the years ended December 31, 2012, 2013 and 2014 were amounting to Nil, Nil and RMB6,418,553, respectively. The impairment charges of long-lived assets recorded in cost of revenues for the years ended December 31, 2012, 2013 and 2014 were amounting to RMB8,117,828, RMB18,925,296 and RMB2,502,507, respectively. The impairment of above mentioned intangible assets (mainly comprise of online game development costs) and long-lived assets (mainly comprise of prepaid license and royalty fees) recorded in cost of revenues was primarily caused by unsatisfactory performance of the Group's certain smaller games in 2012, 2013 and 2014. The impairment of above mentioned intangible assets recorded in general and administrative expenses was caused by impairment of trademark recognized from the acquisition of C&C Media in April 2010 and U.S. subsidiary in August 2011. The impairment of above mentioned intangible asset recorded in research and development expenses was caused by impairment of a game development engine purchased from a third party in September 2011.

Goodwill

(15)    Goodwill

        Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

        Goodwill is not depreciated or amortized but is tested for impairment on an annual basis every November 30, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing in September 2011, in accordance with the FASB revised guidance on "Testing of Goodwill for Impairment," a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment charge equal to the difference between the implied fair value of the reporting unit's goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The goodwill impairment charges for the years ended December 31, 2012, 2013 and 2014 were RMB40,769,946, RMB77,290,117 and RMB58,211,063, respectively. See Note 14 for more details regarding goodwill.

Revenue recognition

(16)    Revenue recognition

Online game operation revenues

        The Group earns majority of its revenue through providing online game operation services to players pursuant to two types of revenue models: a time-based revenue model and an item-based revenue model. For online games using the time based revenue model, players are charged based on the time they spend playing games. Under the item-based revenue model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. For games which use the time-based revenue model, revenue is recognized based upon the actual usage of the game playing time by the players. For games which use the item-based revenue model, revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the items. The average period that players typically play the games and other player behavior patterns, which are affected by various factors such as acceptance and popularity of expansion packs, promotional events launched and market conditions, are utilized to arrive at the best estimates for lives of these in-game items.

        The Group assesses the estimated lives of in-game items for all the item-based online games periodically. If there are indications of any significant changes to the estimated lives of the in-game items, it would be applied in the period of change prospectively.

Client-based online PC games

        For the client-based online PC games, under both the time-based and the item-based revenue models, proceeds received from sales of online points to players are recorded as deferred revenues, while proceeds received from sales of online points to distributors and sales of prepaid cards are initially recorded as advances from customers. As the Group does not have the control over and generally does not know the ultimate selling price of the prepaid cards or online points sold by the distributors, net proceeds received from distributors after deduction of sales discounts are recorded as advances from customers. Upon activation or charge of the game cards or the online points, these advances from customers are immediately transferred to deferred revenues. The Group provides sales incentives in the form of rebates to major distributors that meet or exceed the sales target. Accrued rebates, which are settled in the form of additional free prepaid cards, will result in higher average discount rate on in-game points, and will partially delay the revenue recognition until the consumption of free prepaid cards.

        Prepaid cards will expire on the expiration date printed thereon. The proceeds from the expired game cards that have never been activated are recognized as other income upon expiration of the cards. For the years ended December 31, 2012, 2013 and 2014, the Group recognized RMB4,428,309, RMB1,555,307 and RMB1,656,035 as other income from expired game cards, respectively.

        In the case of prepaid online points obtained by players through prepaid cards or other channels, once these points are charged to a player's personal online game account, they will not expire as long as the personal game account remains active, i.e. being accessed or charged by the player. The unused online points in an inactive personal game account are recognized as revenues when the likelihood that the Group would provide further online game service with respect to such online points is remote. The Group recognizes revenue related to the inactive accounts based on the estimated churn rate of the inactive players and the unused game points and items in these accounts. The Group believes it has a sufficiently long operating history to reliably estimate the inactive players' churn rate. The Group has adopted the policy of performing the reassessment of the estimated churn rate annually and considered its estimates to be reasonable. For the years ended December 31, 2012, 2013 and 2014, the Group recognized RMB98,367,393, RMB98,439,474 and RMB93,251,836 as revenue from the unused game points and items in the accounts inactive for more than 360 consecutive days, respectively.

Mobile games

        The Group primarily operates mobile games under the item-based revenue model. The Group distributes mobile games to end-users through digital storefronts and game platforms such as Apple's App Store and Qihoo 360's game platform. These storefronts and platforms sell in-game virtual currencies to game players, which thereafter are redeemed by game players for virtual items in the mobile games operated by the Group. The storefronts and platforms remit the proceeds that they have received from game players to the Group, after retaining their revenue-sharing amounts at a pre-agreed percentage.

        The Group records revenue generated from mobile games on a gross basis, which is based on the total amount billed to the game players, including the commissions retained by digital storefronts and game platforms, as the Group is acting as the principal and the primary obligor toward game players for the games distributed through digital storefronts and game platforms. The principal agent consideration is based on an assessment of various factors, including but not limited to whether the Group (i) is the primary obligor in the arrangement; (ii) has latitude in establishing the selling price; (iii) changes the product or performs part of the service and (iv) has involvement in the determination of product and service specifications.

        The Group recognizes revenue, when persuasive evidence of an arrangement exists, the service has been provided to the end-users, the price paid by the user is fixed or determinable, and collectability is reasonably assured. Consistent with the Group's revenue recognition policies for client-based online PC games, under the item-based revenue model, for the purposes of determining when the service has been provided to the end-users, the Group has determined that an implied obligation exists to the paying user to continue displaying the purchased virtual items within the game over the virtual items' estimated useful lives. However, currently, due to the limited operating history of mobile games, the Group does not have the ability to differentiate the redemption respectively on consumable or permanent items and track the consumption of each consumable item. Therefore, the Group recognizes revenue from the sale of virtual currencies and other virtual items with regard to a mobile game ratably over the paying players' estimated player life, which is the average period between the first date the paying players charge online points to their accounts and the expected last date these paying players would play the game.

Licensing revenues

        The Group enters into licensing arrangements with licensees to operate the Group's games in other countries and regions. These licensing agreements provide two revenue streams: the initial fees and the usage-based royalty fees.

        In certain licensing arrangements, the Group provides free upgrades, maintenance support and training (i.e. post-contract customer support or PCS) for the first year, and the licensee has the option to purchase PCS in subsequent years at a specified renewal rate. In these arrangements, the Group allocates the initial fee into two parts. The first part represents the license of the game and is recognized as license revenue immediately once the games are launched. The second part represents PCS and is recognized ratably over the PCS contractual period.

        In other licensing arrangements, the Group provides PCS over the full licensing period at no additional charge. In those cases, the total amount of the initial fee is recognized ratably over the full contractual licensing period.

        According to the license agreements, the Group is also entitled to ongoing usage-based royalties determined based on the amount of money charged to the players' accounts or services payable by players in a given country or region. The usage-based royalties are recognized when they are earned, provided that the collection is probable.

Deferred revenues

(17)    Deferred revenues

        For online game revenues, deferred revenues represent a) the portion of unexpired online point fees received from players that are either unredeemed by players, or redeemed to virtual items which have not been consumed or expired, and b) proceeds from storefronts and platforms pending to be recognized over the estimated player life. For licensing revenues, deferred revenues represent the unamortized balance of the initial license fee paid by licensees. Non current deferred revenues are primarily comprised of unamortized initial license fees and unrecognized online game revenues from the in-game virtual items to be recognized beyond the next 12 months.

        The deferred revenues related to online game operation as of December 31, 2013 and 2014 were RMB774,622,249 and RMB886,018,689, respectively. The deferred revenues related to licensing as of December 31, 2013 and 2014 were RMB6,204,409 and RMB13,057,558, respectively.

Cost of revenues

(18)    Cost of revenues

        Costs of revenues consist primarily of server and bandwidth leasing fees, staff costs involved in the operation of online games including network operation and customer services, revenue-sharing cost or royalties paid to third parties, value added tax ("VAT"), business tax and other direct costs of providing these services.

        The Group has adopted the gross presentation for VAT and business tax. VAT and business tax are included in revenues and cost of revenues.

        The total amount of net VAT and business tax with related surcharges recorded in cost of revenues for the years ended December 31, 2012, 2013 and 2014 were RMB117,562,400, RMB157,804,042 and RMB 195,083,998, respectively.

        See Note 19 for more details regarding VAT and business tax.

Online game product development costs

(19)    Online game product development costs

        Costs incurred for the development of online game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once an online game product has reached technological feasibility, all subsequent online game product development costs are capitalized until the product is available for general release to customers. Commencing the game is available for marketing use, the capitalized product development costs are amortized as a component of online game related costs over the estimated life of the game.

        The evaluation of technological feasibility establishment requires significant judgment and is carried out on a product-by-product basis. Typically the establishment of technological feasibility is featured by the completion of both technical design and game design documentation, and only occurs when the online games have a proven ability to be operated in the online game environment in the market. Online game products development costs consist primarily of salaries and benefits paid, depreciation and other expenses in relation to the development, maintenance, monitoring and management of the Group's online gaming products.

        For the years ended December 31, 2012, 2013 and 2014, the amount of online game development costs capitalized as intangible assets was approximately RMB5,875,774, RMB47,863,589 and RMB19,171,502, respectively.

Share-based compensation expense

20)    Share-based compensation expense

        Share-based compensation expense is for share awards, including share options and restricted shares. For service-based share options awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. For performance-based share options awards, the performance goals and vesting schedule of these awards are determined by the board of directors. For the performance-based awards, an evaluation is made each quarter as to the likelihood of the performance criteria being met. Share-based compensation costs are then recorded for the number of options expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. The Black-Scholes option pricing model is used to determine the fair value of share options. The determination of the fair values of share-based compensation awards on the date of grant using the Black-Scholes option pricing model is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility over the expected term of the awards, the expected term of the awards, risk-free interest rates and expected dividends. The market price of the underlying shares on the grant date is applied in determining the fair value of the ordinary shares.

        A change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share options, the Group would recognize incremental compensation cost in the period the modification occurs. For unvested share options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Income taxes

(21)    Income taxes

        Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the Consolidated Statements of Income and Comprehensive Income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

        In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Statutory reserves

(22)    Statutory reserves

        The Group's subsidiaries and the VIEs incorporated in China are required to make appropriations to certain reserves.

        In accordance with the China Foreign Investment Enterprises laws, those of the Group's China-based subsidiaries that are considered under PRC law to be wholly foreign-owned enterprises are required to make appropriations from their after-tax profit as determined under generally accepted accounting principles in the PRC (the "after-tax-profit under PRC GAAP") to non-distributable reserve funds, including (i) a general reserve fund, (ii) an enterprise expansion fund, and (iii) a staff bonus and welfare fund. Each year, at least 10% of the after-tax-profit under PRC GAAP is required to be set aside as general reserve fund until such appropriations for the fund equal 50% of the registered capital of the applicable entity. The appropriations for the other two reserve funds are at the Group's discretion as determined by the board of directors of each entity.

        Pursuant to the China Company Laws, those of the Group's China-based entities that are considered under PRC law to be VIEs are required to make appropriations to non-distributable reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the People's Republic of China (the "PRC GAAP"). Appropriation to the statutory surplus reserve should be at least 10% of the after-tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities' registered capital. Appropriation to the discretionary surplus reserve is made at the discretion of the board of directors.

        The staff bonus and welfare fund is established for the purpose of providing employee facilities and other collective benefits to the employees and is non-distributable other than in liquidation. Other statutory reserves are established for the purpose of offsetting accumulated losses, enlarging productions or increasing share capital.

        For the years ended December 31, 2012, 2013 and 2014, profit appropriation to general reserve fund and statutory surplus reserve for the Group's entities incorporated in China was approximately RMB4,923,933, RMB39,400,899 and RMB19,391,219, respectively. No appropriation to other reserves were made for any of the years presented.

Advertising expenses

(23)    Advertising expenses

        The Group expenses advertising costs as incurred. Total advertising expenses were RMB160,279,673, RMB318,854,568 and RMB328,834,695 for the years ended December 31, 2012, 2013 and 2014, respectively, and were recorded in sales and marketing expenses.

Leases

(24)    Leases

        Each lease is classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property's estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the leaser at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Group has no capital leases for any of the years presented.

Net earnings per share ("EPS")

25)    Net earnings per share ("EPS")

        Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common share equivalents outstanding during the period. Common share equivalents consist of the common shares issuable upon the exercise of share options (using the treasury stock method). Common share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded. Stock options with performance conditions are included in the computation of diluted EPS if the options are dilutive and if their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

Dividends

(26)    Dividends

        The board of directors of the Company may from time to time declare dividends (including interim dividends) and distributions on shares of the Company outstanding and authorize payment of the same out of the funds of the Company lawfully available.

        Under PRC regulations, the Group's subsidiaries incorporated in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC GAAP and relevant regulations. In addition, the Group's subsidiaries are required to annually appropriate 10% of net after-tax income to the statutory general reserve fund (see Note 3-(22)) prior to payment of any dividends, unless such reserve fund has reached 50% of their respective registered capital. The reserve fund is not distributable in the form of cash dividends to the Company.

Segment reporting

(27)    Segment reporting

        Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM"), or decision making group, in deciding how to allocate resources and in assessing performance. The Group's CODM is the Chief Executive Officer.

        The Group's organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group's operating segments are based on this organizational structure and information reviewed by the Group's CODM to evaluate the operating segment results.

Comprehensive income

28)    Comprehensive income

        Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. The Group has recognized the foreign currency translation adjustments as Other comprehensive income / (loss) in the Consolidated Statements of Income and Comprehensive Income. See Note 3-(4) for more details concerning the foreign currency translation adjustments.

Discontinued operations

(29)    Discontinued operations

        A discontinued operation is a component of the Group that may be a reportable segment or an operating segment, a reporting unit, a subsidiary or an asset group that has been disposed or is held for sale. The results of that component are separately reported as "discontinued operations" in the Consolidated Statements of Income and Comprehensive Income. The comparative Consolidated Statements of Income and Comprehensive Income are restated as if the operation had been discontinued from the start of the comparative period. The assets and liabilities of such component classified as "discontinued operations" or "assets/liabilities held for sale" are presented separately in the assets and liabilities, respectively, of the Consolidated Balance Sheets upon such classification being made.

Recent accounting pronouncements

(30)    Recent accounting pronouncements

        On May 28, 2014, the FASB and IASB issued their long-awaited converged standard on the recognition of revenue from contracts with customers. The standard is intended to improve the financial reporting of revenue and improve comparability of the top line in financial statements globally. The FASB is amending the FASB Accounting Standards Codification and creating a new Topic 606, Revenue from Contracts with Customers, to supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. For a public entity, the amendments are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

        In June 2014, under ASC 718, Compensation—Stock Compensation, the FASB issued Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. These amendments apply to all reporting entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. That is the case when an employee is eligible to retire or otherwise terminate employment before the end of the period in which a performance target could be achieved and still be eligible to vest in the award if and when the performance target is achieved. For all entities, the amendments are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

        In August 2014, the FASB issued Presentation of Financial Statements—Going Concern. This standard requires management to evaluate for each annual and interim reporting period whether it is probable that the reporting entity will not be able to meet its obligations as they become due within one year after the date that the financial statements are issued. If the entity is in such a position, the standard provides for certain disclosures depending on whether or not the entity will be able to successfully mitigate its going concern status. This guidance is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The Company does not anticipate that adoption will have a significant impact on its financial position, results of operations, or cash flows.